COVID-19	12 Months Ended
Dec. 31, 2021
COVID-19 [Abstract]
COVID-19

NOTE 3 - COVID-19

In March 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic. The COVID-19 pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. During 2021, there has been a wide distribution of several vaccinations and medicines to overcome the pandemic. The Company has shifted its operations to co-exist along the pandemic with encouragement of vaccinations to all of the employees worldwide. Though the Company sees great progress to overcome the COVID-19 pandemic, still the COVID-19 may continue to impact the Company’s business operations, with outbursts of new variants of the COVID-19 from time to time, and there is uncertainty in the nature and degree of its continued effects over time.

The uncertainty to which the COVID-19 pandemic impacts the Company’s business, affects management’s judgment and assumptions relating to accounting estimates in a variety of areas that depend on these estimates and assumptions, including variable consideration related to price concessions resulted an immaterial influence at the end of 2020 and did not have influence in 2021. COVID-19 also resulted in re-pricing of the Company’s existing share-based compensations in March of 2020 (see also note 13a).